RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of related party relationships

Name of Related Parties	Relationship with the Company

Mr. Wang Song	The Co-Founder and Ex-director of the Company
Ms. Kou Xiaohong	The Co-Founder and Ex-director of the Company

Schedule of related party balances

	Mr. Wang	Ms. Kou
	Song	Xiaohong	Total
Balance as of January 1, 2016, and December 31 2016, 2017	—	(18)	(18)
Expense paid on behalf of the Group	(328)	—	(328)
Expense Reimbursement payment	277	—	277
Balance as of December 31, 2018	(51)	(18)	(69)
Balance as of December 31, 2018 (US$’000)	(7)	(3)	(10)